UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-490

Oppenheimer Equity Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 3/31/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 31, 2015 Unaudited

	Shares	Value
Common Stocks—98.9%
Consumer Discretionary—14.5%
Auto Components—1.0%
Johnson Controls, Inc.	264,393	$13,335,983
Magna International, Inc.	76,160	4,086,745
		17,422,728

Automobiles—0.4%
Ford Motor Co.	431,870	6,970,382

Hotels, Restaurants & Leisure—1.9%
Carnival Corp.	239,810	11,472,510
Chipotle Mexican Grill, Inc., Cl. A1	13,080	8,509,063
Dunkin’ Brands Group, Inc.	230,910	10,982,080
		30,963,653

Household Durables—0.9%
Harman International Industries, Inc.	70,440	9,412,897
Newell Rubbermaid, Inc.	139,735	5,459,447
		14,872,344

Internet & Catalog Retail—0.6%
Amazon.com, Inc.[1]	2,633	979,739
TripAdvisor, Inc.[1]	118,370	9,844,833
		10,824,572

Media—4.4%
Cinemark Holdings, Inc.	156,201	7,039,979
DISH Network Corp., Cl. A1	115,110	8,064,606
Time Warner, Inc.	202,795	17,124,010
Twenty-First Century Fox, Inc., Cl. B	606,520	19,942,378
Walt Disney Co. (The)	204,120	21,410,147
		73,581,120

Multiline Retail—2.3%
Dollar Tree, Inc.[1]	129,580	10,514,769
Kohl’s Corp.	182,050	14,245,412
Macy’s, Inc.	215,670	13,999,140
		38,759,321

Specialty Retail—1.7%
Gap, Inc. (The)	162,290	7,032,026

	Shares		Value
Specialty Retail (Continued)
TJX Cos., Inc. (The)	310,660	$	21,761,733
			28,793,759

Textiles, Apparel & Luxury Goods—1.3%
NIKE, Inc., Cl. B	53,990		5,416,817
VF Corp.	219,950		16,564,434
			21,981,251

Consumer Staples—7.6%
Beverages—1.4%
Brown-Forman Corp., Cl. B	40,530		3,661,885
Constellation Brands, Inc., Cl. A1	21,970		2,553,134
PepsiCo, Inc.	86,527		8,273,712
SABMiller plc	160,380		8,392,481
			22,881,212

Food & Staples Retailing—3.5%
Costco Wholesale Corp.	173,010		26,210,150
CVS Health Corp.	152,980		15,789,066
Walgreens Boots Alliance, Inc.	81,520		6,903,113
Wal-Mart Stores, Inc.	126,720		10,422,720
			59,325,049

Food Products—1.3%
ConAgra Foods, Inc.	113,540		4,147,616
Hershey Co. (The)	65,270		6,586,396
Kraft Foods Group, Inc.	134,800		11,743,102
			22,477,114

Household Products—0.6%
Reckitt Benckiser Group plc, Sponsored ADR	572,643		9,797,922

Tobacco—0.8%
Lorillard, Inc.	191,560		12,518,446

Energy—5.0%
Energy Equipment & Services—0.6%
Halliburton Co.	80,840		3,547,259
Schlumberger Ltd.	79,850		6,662,684
			10,209,943

Oil, Gas & Consumable Fuels—4.4%
Anadarko
Petroleum Corp.	64,900		5,374,369

1	OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Antero Resources Corp.[1]	58,350	$2,060,922
BP plc, Sponsored ADR	262,079	10,249,910
Cimarex Energy Co.	15,670	1,803,460
Enbridge, Inc.	207,337	10,055,844
EOG Resources, Inc.	46,500	4,263,585
Occidental Petroleum Corp.	125,047	9,128,431
Phillips 66	87,921	6,910,591
Pioneer Natural Resources Co.	16,910	2,764,954
Suncor Energy, Inc.	721,320	21,098,610
		73,710,676

Financials—14.7%
Capital Markets—4.4%
Ameriprise Financial, Inc.	50,040	6,547,233
Charles Schwab Corp. (The)	495,380	15,079,367
Goldman Sachs Group, Inc. (The)	69,767	13,114,103
Invesco Ltd.	278,570	11,056,443
Morgan Stanley	518,840	18,517,400
State Street Corp.	65,360	4,805,921
T. Rowe Price Group, Inc.	57,010	4,616,670
		73,737,137

Commercial Banks—4.9%
Bank of America Corp.	921,750	14,185,732
Citigroup, Inc.	555,050	28,596,176
Intesa Sanpaolo SpA, Sponsored ADR	243,200	4,956,416
JPMorgan Chase & Co.	381,450	23,108,241
KeyCorp	143,780	2,035,925
Zions Bancorporation	343,751	9,281,277
		82,163,767

Consumer Finance—1.2%
Ally Financial, Inc.[1]	406,440	8,527,112
Capital One Financial Corp.	84,683	6,674,714
Navient Corp.	255,885	5,202,142
		20,403,968

	Shares	Value
Insurance—3.4%
Allstate Corp. (The)	96,810	$6,889,968
American International Group, Inc.	297,480	16,298,929
Aon plc	207,280	19,923,754
Genworth Financial, Inc., Cl. A1	453,260	3,313,330
MetLife, Inc.	217,120	10,975,416
		57,401,397

Real Estate Investment Trusts (REITs)—0.8%
Equity Residential	82,710	6,439,801
Public Storage	32,689	6,444,309
		12,884,110

Health Care—20.3%
Biotechnology—6.7%
Amgen, Inc.	43,660	6,979,051
Biogen, Inc.[1]	98,300	41,506,192
Celgene Corp.[1]	205,966	23,743,760
Gilead Sciences, Inc.[1]	376,030	36,899,824
Vertex Pharmaceuticals, Inc.[1]	20,145	2,376,506
		111,505,333

Health Care Equipment & Supplies—1.1%
Baxter International, Inc.	79,160	5,422,460
Hologic, Inc.[1]	108,510	3,583,543
Medtronic plc	21,690	1,691,603
ResMed, Inc.	118,070	8,475,064
		19,172,670

Health Care Providers & Services—2.8%
Cardinal Health, Inc.	214,080	19,325,002
HCA Holdings, Inc.[1]	78,092	5,874,861
UnitedHealth Group, Inc.	186,277	22,034,706
		47,234,569

Life Sciences Tools & Services—1.8%
Illumina, Inc.[1]	72,690	13,494,171
Quintiles Transnational Holdings, Inc.[1]	68,800	4,607,536

2	OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Life Sciences Tools & Services (Continued)
Thermo Fisher
Scientific, Inc.	84,490	$11,350,387
		29,452,094

Pharmaceuticals—7.9%
Actavis plc[1]	112,500	33,482,250
Bristol-Myers Squibb Co.	132,080	8,519,160
Eli Lilly & Co.	116,000	8,427,400
Merck & Co., Inc.	221,960	12,758,261
Perrigo Co. plc	73,100	12,101,705
Pfizer, Inc.	620,310	21,580,585
Roche Holding AG, Sponsored ADR	217,240	7,468,711
Teva
Pharmaceutical
Industries Ltd.,
Sponsored ADR	284,603	17,730,767
Valeant
Pharmaceuticals
International, Inc.[1]	55,777	11,078,428
		133,147,267

Industrials—9.9%
Aerospace & Defense—0.5%
Raytheon Co.	69,690	7,613,633

Air Freight & Couriers—0.2%
FedEx Corp.	24,610	4,071,724

Airlines—0.9%
Delta Air Lines, Inc.	332,480	14,948,301

Building Products—0.1%
Allegion plc	39,333	2,406,000

Commercial Services & Supplies—1.7%
Cintas Corp.	110,320	9,005,422
Tyco International plc	202,790	8,732,137
Waste
Management, Inc.	183,130	9,931,140
		27,668,699

Electrical Equipment—1.2%
Eaton Corp. plc	302,559	20,555,858

Industrial Conglomerates—0.9%
Danaher Corp.	174,714	14,833,219

Machinery—3.0%
Caterpillar, Inc.	61,740	4,941,052
Ingersoll-Rand plc	62,270	4,239,342
Pall Corp.	123,470	12,395,153

	Shares	Value
Machinery (Continued)
Parker-Hannifin
Corp.	212,044	$25,186,586
Pentair plc	64,360	4,047,601
		50,809,734
Road & Rail—1.1%
Canadian Pacific
Railway Ltd.	53,600	9,792,720
CSX Corp.	263,470	8,726,126
		18,518,846

Trading Companies & Distributors—0.3%
United Rentals,
Inc.[1]	48,050	4,380,238

Information Technology—23.6%
Communications Equipment—0.7%
Cisco Systems, Inc.	461,670	12,707,467

Electronic Equipment, Instruments, & Components—0.9%
TE Connectivity Ltd.	202,050	14,470,821

Internet Software & Services—6.1%
Alibaba Group
Holding Ltd.,
Sponsored ADR[1]	44,400	3,695,856
eBay, Inc.[1]	409,790	23,636,687
Facebook, Inc., Cl. A1	467,280	38,417,425
Google, Inc., Cl. A1	12,040	6,678,588
LinkedIn Corp., Cl. A1	117,430	29,341,060
		101,769,616

IT Services—3.5%
Computer Sciences Corp.	137,360	8,966,861
International Business Machines Corp.	31,280	5,020,440
MasterCard, Inc., Cl. A	270,890	23,402,187
Visa, Inc., Cl. A	336,240	21,993,458
		59,382,946

Semiconductors & Semiconductor Equipment—2.2%
Broadcom Corp., Cl. A	349,420	15,128,139
Intel Corp.	430,140	13,450,478

3	OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
Micron Technology, Inc.[1]	288,449	$7,825,621
		36,404,238

Software—5.4%
Check Point
Software
Technologies Ltd.[1]	71,850	5,889,544
Citrix Systems, Inc.[1]	61,970	3,958,024
Microsoft Corp.	243,030	9,880,385
Oracle Corp.	978,887	42,238,974
ServiceNow, Inc.[1]	109,780	8,648,468
Splunk, Inc.[1]	54,360	3,218,112
Synopsys, Inc.[1]	126,996	5,882,455
Workday, Inc., Cl. A1	124,080	10,473,593
		90,189,555

Technology Hardware, Storage & Peripherals—4.8%
Apple, Inc.	400,500	49,834,215
EMC Corp.	567,650	14,509,134
SanDisk Corp.	78,480	4,992,898
Western Digital Corp.	127,830	11,633,808
		80,970,055

Materials—1.5%
Chemicals—0.7%
LyondellBasell Industries NV, Cl. A	49,133	4,313,877
Sherwin-Williams Co. (The)	26,570	7,559,165
		11,873,042

Metals & Mining—0.2%
Freeport-
McMoRan, Inc.	183,830	3,483,579

Paper & Forest Products—0.6%
Louisiana-Pacific Corp.[1]	583,790	9,638,373

Telecommunication Services—0.9%
Diversified Telecommunication Services—0.9%
Verizon Communications, Inc.	309,305	15,041,502

	Shares		Value
Utilities—0.9%
Electric Utilities—0.9%
Edison International	251,818	$	15,731,071
Total Common Stocks (Cost $1,292,444,579)			1,659,660,321

Investment Company—0.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.12%[2,3] (Cost $9,537,573)	9,537,573		9,537,573
Total Investments, at Value (Cost $1,301,982,152)	99.5%		1,669,197,894
Net Other Assets (Liabilities)	0.5		8,198,737
Net Assets	100.0%	$	1,677,396,631

4	OPPENHEIMER EQUITY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield as of March 31, 2015.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended March 31, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares December 31, 2014	Gross Additions	Gross Reductions	Shares March 31, 2015
Oppenheimer Institutional Money Market Fund, Cl. E	9,838,342	50,456,172	50,756,941	9,537,573

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$ 9,537,573	$ 13,192

5	OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS March 31, 2015 Unaudited

1. Organization

Oppenheimer Equity Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded,

6	OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar

7	OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 31, 2015 based on valuation input level:

8	OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$244,169,130	$—	$—	$244,169,130
Consumer Staples	118,607,262	8,392,481	—	126,999,743
Energy	83,920,619	—	—	83,920,619
Financials	246,590,379	—	—	246,590,379
Health Care	340,511,933	—	—	340,511,933
Industrials	165,806,252	—	—	165,806,252
Information Technology	395,894,698	—	—	395,894,698
Materials	24,994,994	—	—	24,994,994
Telecommunication Services	15,041,502	—	—	15,041,502
Utilities	15,731,071	—	—	15,731,071
Investment Company	9,537,573	—	—	9,537,573

Total Assets	$1,660,805,413	$8,392,481	$—	$1,669,197,894

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

9	OPPENHEIMER EQUITY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,304,991,359

Gross unrealized appreciation	$377,772,390
Gross unrealized depreciation	(13,565,855)

Net unrealized appreciation	$364,206,535

10	OPPENHEIMER EQUITY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/12/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	5/12/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/12/2015